SCHEDULE OF BASIC AND DILUTED NET INCOME (LOSS) PER ORDINARY SHARE (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Basic weighted average ordinary shares outstanding	100
Diluted weighted average ordinary shares outstanding	100
Basic net income per ordinary share	$ (331.13)
Diluted net income per ordinary share	$ (331.13)
Redeemable Ordinary Shares [Member] | Distoken Acquisition Corporation [Member]
Allocation of net income		$ 21,402	$ 903,232
Basic weighted average ordinary shares outstanding		3,466,972	5,570,867
Diluted weighted average ordinary shares outstanding		3,466,972	5,570,867
Basic net income per ordinary share		$ 0.01	$ 0.16
Diluted net income per ordinary share		$ 0.01	$ 0.16
Non-Redeemable Ordinary Shares [Member] | Distoken Acquisition Corporation [Member]
Allocation of net income		$ 15,729	$ 401,499		$ (2,155)
Basic weighted average ordinary shares outstanding		2,548,000	2,476,329	[1],[2],[3]	1,745,000	[1],[2],[3]
Diluted weighted average ordinary shares outstanding		2,548,000	2,476,329	[1],[2],[3]	1,745,000	[1],[2],[3]
Basic net income per ordinary share		$ 0.01	$ 0.16		$ (0.00)
Diluted net income per ordinary share		$ 0.01	$ 0.16		$ (0.00)

[1]	At December 31, 2022, excludes an aggregate of up to 258,000 shares that were subject to forfeiture if the over-allotment option was not exercised in full by the underwriter (see Note 5).
[2]	On January 26, 2023, the shareholders of the Company approved, through an ordinary resolution, the redesignation of authorized share capital from two classes of ordinary shares (Class A and Class B) to one class of ordinary shares, through a special resolution and related amendments to the memorandum and articles of association. All share and per-share amounts and descriptions have been retrospectively presented (See Note 7).
[3]	On January 30, 2023, the Company effected a share dividend of 0.2 shares for each ordinary share outstanding, resulting in the Sponsor holding 1,725,000 Founder Shares. All share and per-share amounts have been retroactively restated to reflect the share dividend (See Note 5).